13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
03/31/2003

13F-HR
1 QTR 2003 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2003
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC				05/09/2003
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 56
                                        ----------------------

Form 13F Information Table Value Total: 1,054,407
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   210285 3296.0000SH       SOLE                3296.0000
AFLAC                          COM              001055102    13226   412656 SH       SOLE                   356456             56200
                                                              3300   102975 SH       DEFINED 01             102975
AOL Time Warner, Inc.          COM              00184A105    29880  2751383 SH       SOLE                  2337633            413750
                                                              9312   857425 SH       DEFINED 01             857425
Ambac Financial Group, Inc.    COM              023139108    41971   830773 SH       SOLE                   711874            118899
                                                              9939   196725 SH       DEFINED 01             196725
Atherogenics, Inc.             COM              047439104      741    79133 SH       SOLE                    79133
Berkshire Hathaway - Cl. A     COM              084670108    17928      281 SH       SOLE                      166               115
                                                              7337      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    57428    26873 SH       SOLE                    24700              2173
                                                             14220     6654 SH       DEFINED 01               6654
Cendant Corp.                  COM              151313103    48236  3798143 SH       SOLE                  3261193            536950
                                                             12067   950125 SH       DEFINED 01             950125
Certegy                        COM              156880106    18860   748400 SH       SOLE                   599650            148750
                                                              5282   209600 SH       DEFINED 01             209600
Charter Communications Inc.    COM              16117M107     7229  8709164 SH       SOLE                  6999214           1709950
                                                              2498  3010125 SH       DEFINED 01            3010125
Closure Medical Corporation    COM              189093107     2154   166450 SH       SOLE                   166450
Comcast Class A Special        COM              20030N200    58433  2125626 SH       SOLE                  1781876            343750
                                                             17648   641975 SH       DEFINED 01             641975
Constellation Brands Inc.      COM              21036P108    26879  1184115 SH       SOLE                   956765            227350
                                                              9629   424200 SH       DEFINED 01             424200
Diebold Inc.                   COM              253651103     8600   253387 SH       SOLE                   214062             39325
                                                              2608    76850 SH       DEFINED 01              76850
Dow Jones & Co.                COM              260561105    25724   725835 SH       SOLE                   566885            158950
                                                              8046   227025 SH       DEFINED 01             227025
E. W. Scripps Co.              COM              811054204    24311   320976 SH       SOLE                   254221             66755
                                                              9769   128985 SH       DEFINED 01             128985
Equifax                        COM              294429105    22859  1143527 SH       SOLE                   924927            218600
                                                              7438   372075 SH       DEFINED 01             372075
Hewlett-Packard Co.            COM              428236103    17165  1103862 SH       SOLE                   925912            177950
                                                              5179   333075 SH       DEFINED 01             333075
IMS Health                     COM              449934108    15936  1020900 SH       SOLE                   814775            206125
                                                              5555   355875 SH       DEFINED 01             355875
Interpublic Group              COM              460690100    18214  1958465 SH       SOLE                  1521590            436875
                                                              6087   654550 SH       DEFINED 01             654550
Johnson & Johnson              COM              478160104     2555    44150 SH       SOLE                    44150
Merck & Co.                    COM              589331107    29812   544221 SH       SOLE                   455171             89050
                                                              8688   158605 SH       DEFINED 01             158605
PartnerRe Ltd Bermuda          COM              G6852T105    19616   390378 SH       SOLE                   326478             63900
                                                              7739   154000 SH       DEFINED 01             154000
Pfizer Inc.                    COM              717081103      251     8050 SH       SOLE                     8050
Scientific-Atlanta             COM              808655104    17061  1241670 SH       SOLE                  1002745            238925
                                                              2405   175000 SH       DEFINED 01             175000
Tupperware Inc                 COM              899896104    14597  1056221 SH       SOLE                   898896            157325
                                                              4388   317500 SH       DEFINED 01             317500
Walt Disney Co.                COM              254687106    36304  2133014 SH       SOLE                  1810314            322700
                                                              7829   460000 SH       DEFINED 01             460000
Washington Post Co. Class B    COM              939640108     5672     8325 SH       SOLE                     8325
Waters Corp.                   COM              941848103    18033   852200 SH       SOLE                   685875            166325
                                                              6079   287275 SH       DEFINED 01             287275
XL Cap Ltd.                    COM              G98255105    35057   495300 SH       SOLE                   416125             79175
                                                              9897   139825 SH       DEFINED 01             139825
Zale Corp                      COM              988858106    19271   588615 SH       SOLE                   490215             98400
                                                              7182   219375 SH       DEFINED 01             219375